THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

March 31, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds
Registration Statement on Form N-14
1933 Act File No. 333-157580

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, I am filing, on behalf of Thrivent Mutual Funds (the “Registrant”), the final form of the Registrant’s prospectus/proxy statement and statement of additional information, each dated March 30, 2009. These documents differ from those which are contained in the Registrant’s initial registration statement on Form N-14, which was filed electronically with the SEC on February 27, 2009.

Please contact me at (612) 844-5704 if you have any questions. Thank you.

Sincerely,

/s/ John L. Sullivan

John L. Sullivan

Assistant Secretary

Thrivent Mutual Funds